COMMITMENTS	12 Months Ended
Dec. 31, 2022
Commitments [Abstract]
COMMITMENTS
43	COMMITMENTS

The Group has entered into drydock and ballast water treatment contracts for some of its ships during the year. In terms of the agreements, the Group has committed to payments for these ships. The following has been authorised:

	2022	2021
	US$’000	US$’000

Due within one year	1,399	887

The expenditure will be financed out of cash resources from operations and bank loans.